Basis of Presentation and General Information (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Basis of Presentation and General Information [Abstract]
VIE, total assets	$ 67,821	$ 64,314
VIE, total liabillities	74,010	65,358
VIE, net assets	$ (6,189)	$ (1,044)